Investments held at fair value (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Investments Held At Fair Value [Abstract]
Investments Held at Fair Value

			2022			2021
	Fair value through P&L £m	Fair value through OCI £m	Total £m	Fair value through P&L £m	Fair value through OCI £m	Total £m
1 January	469	37	506	255	9	264
Difference on exchange	18	1	19	3	1	4
Additions	209	19	228	327	18	345
Disposals	(93)	(3)	(96)	(98)	—	(98)
Provisions	17	—	17	(24)	—	(24)
Other fair value movements	20	6	26	6	9	15
31 December	640	60	700	469	37	506
Current	579	—	579	456	—	456
Non-current	61	60	121	13	37	50
	640	60	700	469	37	506

Schedule of Reconciliation of Fair Value Investments Cash Flows to Cash Flow Statements
Below is a reconciliation of the fair value investments cash flows to the cash flow statement – investing activities:

	2022 £m	2021 £m
Cash outflow from investments held at fair value	228	345
Cash outflow from loans and other receivables	29	24
Cash outflows from investments per cash flow statement	257	369
Cash inflow from investments held at fair value	(96)	(98)
Cash inflow from loans and other receivables	(32)	(43)
Cash inflows from investments per cash flow statement	(128)	(141)